UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Indian Creek Asset Management LLC
Address:          1170 Kane Concourse
                  Suite 301
                  Bay Harbor Islands, FL 33154


Form 13F File Number: 028-12137

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Stephen Lichtenstein
Title:            Chief Financial Officer
Phone:            (212) 957-1000

Signature, Place, and Date of Signing:

    /s/ Stephen Lichtenstein      New York, New York         August 13, 2008
    ------------------------      ------------------          ------------
         [Signature]             [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     18

Form 13F Information Table Value Total:     $136,635 (thousands)


List of Other Included Managers:

   None.

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

                                                        FORM 13F INFORMATION TABLE
For Quarter Ended: 6/30/08                      Name of Reporting Manager:  Indian Creek Asset Management LLC

Item 1:                          Item 2 :       Item 3:   Item 4:    Item 5:            Item 6:   Item 7:          Item 8:
Name of Issuer                Title of Class    CUSIP   Fair Market Shares or          Investment Other    Voting Authority (Shares)
                                                Number     Value    Principal Sh/ Put/ Discretion Managers (a)        (b)       (c)
                                                         (X$1000)    Amount   Prn Call                     Sole     Shared     None

AES CORP. CMN                          COM      00130H105  25,256   1,314,707  SH         Sole             1,314,707
APOLLO GROUP CLASS A CMN               COM      037604105  10,163     229,631  SH         Sole               229,631
BROWN & BROWN INC CMN                  COM      115236101   5,331     306,541  SH         Sole               306,541
CHEMED CORP CMN                        COM      16359R103   9,675     264,264  SH         Sole               264,264
CARLISLE COS INC CMN                   COM      142339100   8,513     293,552  SH         Sole               293,552
GEORGIA GULF CORP                      CALL     373200203       2         679  SH  CALL   Sole                   679
GEORGIA GULF CORP                      CALL     373200203      24       8,350  SH  CALL   Sole                 8,350
GEORGIA GULF CORP                      CALL     373200203       7       2,431  SH  CALL   Sole                 2,431
HARMAN INTL INDS INC (NEW) CMN         COM      413086109   6,801     164,309  SH         Sole               164,309
HELIX ENERGY SOLUTNS GROUP INC CMN     COM      42330P107   5,558     133,477  SH         Sole               133,477
INGERSOLL-RAND COMPANY CMN CLASS A     COM      G4776G101   6,511     173,953  SH         Sole               173,953
MOTOROLA INC CMN                       COM      620076109   6,826     930,015  SH         Sole               930,015
NCR CORPORATION CMN                    COM      62886E108   9,038     358,641  SH         Sole               358,641
SPIRIT AEROSYSTEMS  HOLDINGS INC CMN   COM      848574109   5,506     287,062  SH         Sole               287,062
SUNOCO INC CMN                         COM      86764P109  10,535     258,917  SH         Sole               258,917
TENNECO INC CMN                        COM      880349105   5,077     375,251  SH         Sole               375,251
TITANIUM METALS CORP CMN               COM      888339207   7,740     553,256  SH         Sole               553,256
URS CORPORATION CMN                    COM      903236107  14,072     335,297  SH         Sole               335,297

